Financial Instruments (Details Narrative) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Cash collateral	$ 4,270	$ 5,849
Accumulated income/(loss) from Derivatives designated as Hedging instruments	$ 7,665	$ (17,175)	$ (36,994)